Distribution Date:	07/17/23	BANK 2022-BNK40
Determination Date:	07/11/23
Next Distribution Date:	08/17/23
Record Date:	06/30/23	Commercial Mortgage Pass-Through Certificates
Series 2022-BNK40

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	6				trustadministrationgroup@computershare.com

Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Wells Fargo Bank, National Association

Bond / Collateral Reconciliation - Balances	9		Attention: Commercial Servicing		commercial.servicing@wellsfargo.com
			MAC D1086-23A, 550 South Tryon Street | Charlotte, NC 28202 | United States
Current Mortgage Loan and Property Stratification	10-14
		NCB Master Servicer & NCB	National Cooperative Bank, N.A.
Mortgage Loan Detail (Part 1)	15-17	Special Servicer

Mortgage Loan Detail (Part 2)	18-20		Tom Klump	(703) 302-8080	tklump@ncb.coop

Principal Prepayment Detail	21		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
		Special Servicer	CWCapital Asset Management LLC
Historical Detail	22
			Attention: Brian Hanson	(202) 715-9500	CWCAMContractNotices@cwcapital.com
Delinquency Loan Detail	23
			900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Collateral Stratification and Historical Detail	24
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	25	Representations Reviewer

Specially Serviced Loan Detail - Part 2	26		Attention: BANK 2022-BNK40 Transaction Manager		notices@pentalphasurveillance.com
			375 N. French Road, Suite 100 | Amherst, NY 14228 | United States
Modified Loan Detail	27
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	29
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	30

Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541LAY2	2.380000%	11,750,000.00	9,794,640.35	137,190.25	19,426.04	0.00	0.00	156,616.29	9,657,450.10	30.06%	30.00%
A-2	06541LAZ9	3.371000%	6,857,000.00	6,857,000.00	0.00	19,262.46	0.00	0.00	19,262.46	6,857,000.00	30.06%	30.00%
A-SB	06541LBF2	3.393523%	20,730,000.00	20,730,000.00	0.00	58,623.11	0.00	0.00	58,623.11	20,730,000.00	30.06%	30.00%
A-3	06541LBA3	3.200000%	350,000,000.00	350,000,000.00	0.00	933,333.33	0.00	0.00	933,333.33	350,000,000.00	30.06%	30.00%
A-4	06541LBG0	3.393523%	390,923,000.00	390,923,000.00	0.00	1,105,505.20	0.00	0.00	1,105,505.20	390,923,000.00	30.06%	30.00%
A-S	06541LBP0	3.393523%	133,759,000.00	133,759,000.00	0.00	378,261.88	0.00	0.00	378,261.88	133,759,000.00	18.03%	18.00%
B	06541LBU9	3.393523%	43,193,000.00	43,193,000.00	0.00	122,147.04	0.00	0.00	122,147.04	43,193,000.00	14.15%	14.13%
C	06541LBZ8	3.393523%	41,800,000.00	41,800,000.00	0.00	118,207.72	0.00	0.00	118,207.72	41,800,000.00	10.39%	10.38%
D	06541LAJ5	2.500000%	26,473,000.00	26,473,000.00	0.00	55,152.08	0.00	0.00	55,152.08	26,473,000.00	8.02%	8.00%
E	06541LAL0	2.500000%	19,506,000.00	19,506,000.00	0.00	40,637.50	0.00	0.00	40,637.50	19,506,000.00	6.26%	6.25%
F	06541LAN6	1.893523%	23,687,000.00	23,687,000.00	0.00	37,376.57	0.00	0.00	37,376.57	23,687,000.00	4.13%	4.13%
G	06541LAQ9	1.893523%	11,146,000.00	11,146,000.00	0.00	17,587.67	0.00	0.00	17,587.67	11,146,000.00	3.13%	3.13%
H	06541LAS5	1.893523%	11,147,000.00	11,147,000.00	0.00	17,589.25	0.00	0.00	17,589.25	11,147,000.00	2.13%	2.13%
J*	06541LAU0	1.893523%	23,687,001.00	23,687,001.00	0.00	37,376.57	0.00	0.00	37,376.57	23,687,001.00	0.00%	0.00%
R	06541LAW6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC35CF55	3.393523%	58,666,210.61	58,563,296.94	7,220.54	165,613.25	0.00	0.00	172,833.79	58,556,076.40	0.00%	0.00%
Regular SubTotal			1,173,324,211.61	1,171,265,938.29	144,410.79	3,126,099.67	0.00	0.00	3,270,510.46	1,171,121,527.50

X-A	06541LBM7	0.099980%	780,260,000.00	778,304,640.36	0.00	64,845.52	0.00	0.00	64,845.52	778,167,450.11
X-D	06541LAA4	0.893523%	45,979,000.00	45,979,000.00	0.00	34,236.08	0.00	0.00	34,236.08	45,979,000.00
X-F	06541LAC0	1.500000%	23,687,000.00	23,687,000.00	0.00	29,608.75	0.00	0.00	29,608.75	23,687,000.00
X-G	06541LAE6	1.500000%	11,146,000.00	11,146,000.00	0.00	13,932.50	0.00	0.00	13,932.50	11,146,000.00
X-HJ	06541LAG1	1.500000%	34,834,001.00	34,834,001.00	0.00	43,542.50	0.00	0.00	43,542.50	34,834,001.00
Notional SubTotal			895,906,001.00	893,950,641.36	0.00	186,165.35	0.00	0.00	186,165.35	893,813,451.11

Deal Distribution Total					144,410.79	3,312,265.02	0.00	0.00	3,456,675.81

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541LAY2	833.58641277	11.67576596	1.65328000	0.00000000	0.00000000	0.00000000	0.00000000	13.32904596	821.91064681
A-2	06541LAZ9	1,000.00000000	0.00000000	2.80916727	0.00000000	0.00000000	0.00000000	0.00000000	2.80916727	1,000.00000000
A-SB	06541LBF2	1,000.00000000	0.00000000	2.82793584	0.00000000	0.00000000	0.00000000	0.00000000	2.82793584	1,000.00000000
A-3	06541LBA3	1,000.00000000	0.00000000	2.66666666	0.00000000	0.00000000	0.00000000	0.00000000	2.66666666	1,000.00000000
A-4	06541LBG0	1,000.00000000	0.00000000	2.82793594	0.00000000	0.00000000	0.00000000	0.00000000	2.82793594	1,000.00000000
A-S	06541LBP0	1,000.00000000	0.00000000	2.82793591	0.00000000	0.00000000	0.00000000	0.00000000	2.82793591	1,000.00000000
B	06541LBU9	1,000.00000000	0.00000000	2.82793601	0.00000000	0.00000000	0.00000000	0.00000000	2.82793601	1,000.00000000
C	06541LBZ8	1,000.00000000	0.00000000	2.82793589	0.00000000	0.00000000	0.00000000	0.00000000	2.82793589	1,000.00000000
D	06541LAJ5	1,000.00000000	0.00000000	2.08333321	0.00000000	0.00000000	0.00000000	0.00000000	2.08333321	1,000.00000000
E	06541LAL0	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	06541LAN6	1,000.00000000	0.00000000	1.57793600	0.00000000	0.00000000	0.00000000	0.00000000	1.57793600	1,000.00000000
G	06541LAQ9	1,000.00000000	0.00000000	1.57793558	0.00000000	0.00000000	0.00000000	0.00000000	1.57793558	1,000.00000000
H	06541LAS5	1,000.00000000	0.00000000	1.57793577	0.00000000	0.00000000	0.00000000	0.00000000	1.57793577	1,000.00000000
J	06541LAU0	1,000.00000000	0.00000000	1.57793593	0.00000000	0.00000000	0.00000000	0.00000000	1.57793593	1,000.00000000
R	06541LAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC35CF55	998.24577608	0.12307834	2.82297507	0.00000000	0.00000000	0.00000000	0.00000000	2.94605341	998.12269774

Notional Certificates
X-A	06541LBM7	997.49396401	0.00000000	0.08310758	0.00000000	0.00000000	0.00000000	0.00000000	0.08310758	997.31813768
X-D	06541LAA4	1,000.00000000	0.00000000	0.74460254	0.00000000	0.00000000	0.00000000	0.00000000	0.74460254	1,000.00000000
X-F	06541LAC0	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	06541LAE6	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-HJ	06541LAG1	1,000.00000000	0.00000000	1.24999996	0.00000000	0.00000000	0.00000000	0.00000000	1.24999996	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	06/01/23 - 06/30/23	30	0.00	19,426.04	0.00	19,426.04	0.00	0.00	0.00	19,426.04	0.00
A-2	06/01/23 - 06/30/23	30	0.00	19,262.46	0.00	19,262.46	0.00	0.00	0.00	19,262.46	0.00
A-SB	06/01/23 - 06/30/23	30	0.00	58,623.11	0.00	58,623.11	0.00	0.00	0.00	58,623.11	0.00
X-A	06/01/23 - 06/30/23	30	0.00	64,845.52	0.00	64,845.52	0.00	0.00	0.00	64,845.52	0.00
X-D	06/01/23 - 06/30/23	30	0.00	34,236.08	0.00	34,236.08	0.00	0.00	0.00	34,236.08	0.00
X-F	06/01/23 - 06/30/23	30	0.00	29,608.75	0.00	29,608.75	0.00	0.00	0.00	29,608.75	0.00
X-G	06/01/23 - 06/30/23	30	0.00	13,932.50	0.00	13,932.50	0.00	0.00	0.00	13,932.50	0.00
X-HJ	06/01/23 - 06/30/23	30	0.00	43,542.50	0.00	43,542.50	0.00	0.00	0.00	43,542.50	0.00
A-3	06/01/23 - 06/30/23	30	0.00	933,333.33	0.00	933,333.33	0.00	0.00	0.00	933,333.33	0.00
A-4	06/01/23 - 06/30/23	30	0.00	1,105,505.20	0.00	1,105,505.20	0.00	0.00	0.00	1,105,505.20	0.00
A-S	06/01/23 - 06/30/23	30	0.00	378,261.88	0.00	378,261.88	0.00	0.00	0.00	378,261.88	0.00
B	06/01/23 - 06/30/23	30	0.00	122,147.04	0.00	122,147.04	0.00	0.00	0.00	122,147.04	0.00
C	06/01/23 - 06/30/23	30	0.00	118,207.72	0.00	118,207.72	0.00	0.00	0.00	118,207.72	0.00
D	06/01/23 - 06/30/23	30	0.00	55,152.08	0.00	55,152.08	0.00	0.00	0.00	55,152.08	0.00
E	06/01/23 - 06/30/23	30	0.00	40,637.50	0.00	40,637.50	0.00	0.00	0.00	40,637.50	0.00
F	06/01/23 - 06/30/23	30	0.00	37,376.57	0.00	37,376.57	0.00	0.00	0.00	37,376.57	0.00
G	06/01/23 - 06/30/23	30	0.00	17,587.67	0.00	17,587.67	0.00	0.00	0.00	17,587.67	0.00
H	06/01/23 - 06/30/23	30	0.00	17,589.25	0.00	17,589.25	0.00	0.00	0.00	17,589.25	0.00
J	06/01/23 - 06/30/23	30	0.00	37,376.57	0.00	37,376.57	0.00	0.00	0.00	37,376.57	0.00
RR Interest	06/01/23 - 06/30/23	30	0.00	165,613.25	0.00	165,613.25	0.00	0.00	0.00	165,613.25	0.00
Totals			0.00	3,312,265.02	0.00	3,312,265.02	0.00	0.00	0.00	3,312,265.02	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-3 (EC)	N/A	3.200000%	350,000,000.00	350,000,000.00	0.00	933,333.33	0.00	0.00	933,333.33	350,000,000.00
A-3-1	06541LBB1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06541LBC9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06541LBD7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06541LBE5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (EC)	N/A	3.393523%	390,923,000.00	390,923,000.00	0.00	1,105,505.20	0.00	0.00	1,105,505.20	390,923,000.00
A-4-1	06541LBH8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541LBJ4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06541LBK1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06541LBL9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	3.393523%	133,759,000.00	133,759,000.00	0.00	378,261.88	0.00	0.00	378,261.88	133,759,000.00
A-S-1	06541LBQ8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541LBR6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06541LBS4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06541LBT2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	3.393523%	43,193,000.00	43,193,000.00	0.00	122,147.04	0.00	0.00	122,147.04	43,193,000.00
B-1	06541LBV7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06541LBW5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06541LBX3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06541LBY1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	3.393523%	41,800,000.00	41,800,000.00	0.00	118,207.72	0.00	0.00	118,207.72	41,800,000.00
C-1	06541LCA2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06541LCB0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06541LCC8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06541LCD6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			959,675,000.00	959,675,000.00	0.00	2,657,455.17	0.00	0.00	2,657,455.17	959,675,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	3,456,675.81
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,333,559.62	Master Servicing Fee	12,920.02
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,327.65
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	488.03
ARD Interest	0.00	Operating Advisor Fee	1,024.86
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	244.01
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,333,559.62	Total Fees	21,294.57

Principal		Expenses/Reimbursements
Scheduled Principal	144,410.79	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	144,410.79	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,312,265.02
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	144,410.79
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,456,675.81
Total Funds Collected	3,477,970.41	Total Funds Distributed	3,477,970.38

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,171,265,938.81	1,171,265,938.81	Beginning Certificate Balance	1,171,265,938.29
(-) Scheduled Principal Collections	144,410.79	144,410.79	(-) Principal Distributions	144,410.79
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,171,121,528.02	1,171,121,528.02	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,171,265,938.81	1,171,265,938.81	Ending Certificate Balance	1,171,121,527.50
Ending Actual Collateral Balance	1,171,121,528.02	1,171,121,528.02

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.52)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.52)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$1,000,000 or less	3	2,926,127.98	0.25%	102	3.3533	0.929002	1.30 or less	14	54,304,012.80	4.64%	103	3.3638	0.907338
$1,000,001 to $2,000,000	9	16,081,627.77	1.37%	103	3.3143	4.169395	1.3100000 to 1.409999	4	31,452,688.98	2.69%	90	4.1917	1.352145
$3,000,001 to $4,000,000	6	21,356,380.74	1.82%	103	3.5615	2.442382	1.410000 to 1.509999	2	30,400,000.00	2.60%	104	3.8894	1.419375
$4,000,001 to $5,000,000	4	17,792,688.96	1.52%	103	3.5714	2.688252	1.510000 to 1.609999	0	0.00	0.00%	0	0.0000	0.000000
$5,000,001 to $6,000,000	3	16,430,411.16	1.40%	103	3.6047	1.653780	1.610000 to 1.709999	3	27,411,619.16	2.34%	101	3.5097	1.665182
$6,000,001 to $7,000,000	3	20,311,837.15	1.73%	83	4.2633	3.091113	1.710000 to 1.809999	2	2,919,761.21	0.25%	102	3.1507	1.763197
$7,000,001 to $8,000,000	2	15,100,000.00	1.29%	102	3.1511	4.458984	1.810000 to 2.009999	6	58,047,203.06	4.96%	104	4.1808	1.921619
$8,000,001 to $9,000,000	3	25,695,000.00	2.19%	103	4.1409	2.342218	2.010000 to 2.259999	3	47,471,498.82	4.05%	102	3.7723	2.190252
$9,000,001 to $10,000,000	1	10,000,000.00	0.85%	103	3.2500	3.642600	2.260000 to 2.509999	10	171,912,564.60	14.68%	103	3.5911	2.443737
$10,000,0001 to $15,000,000	8	96,086,939.67	8.20%	103	3.6790	2.266547	2.510000 to 2.759999	4	78,500,000.00	6.70%	104	3.8879	2.610115
$15,000,001 to $20,000,000	5	89,828,238.46	7.67%	103	3.3248	10.684698	2.760000 to 3.009999	3	19,452,179.39	1.66%	103	3.4979	2.903838
$20,000,001 to $30,000,000	6	151,570,000.00	12.94%	103	3.3991	3.221472	3.010000 to 3.509999	8	274,450,000.00	23.43%	102	3.6512	3.294816
$30,000,001 to $50,000,000	6	281,756,140.00	24.06%	103	3.3098	3.614736	3.510000 to 4.009999	5	181,143,860.00	15.47%	103	3.0195	3.661001
$50,000,001 to $70,000,000	5	303,043,860.00	25.88%	102	3.4284	3.222518	4.010000 to 6.009999	3	92,256,140.00	7.88%	102	2.6964	4.950059
$70,000,001 to $100,000,000	1	80,000,000.00	6.83%	104	3.1260	3.783400	6.010000 to 8.009999	5	83,400,000.00	7.12%	102	2.4571	6.561280
$100,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	8.010000 to 10.009999	0	0.00	0.00%	0	0.0000	0.000000
Totals	74	1,171,121,528.02	100.00%	102	3.4153	3.783318	10.010000 to 20.009999	0	0.00	0.00%	0	0.0000	0.000000
							20.010000 to 30.009999	1	2,000,000.00	0.17%	102	2.9500	24.090000
							30.010000 or greater	1	16,000,000.00	1.37%	103	2.5400	45.530000
							Totals	74	1,171,121,528.02	100.00%	102	3.4153	3.783318
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	6	152,417,702.85	13.01%	104	3.2790	3.361027
							Industrial	9	63,969,875.64	5.46%	102	3.7258	2.326188
Connecticut	14	21,849,502.78	1.87%	103	4.0169	2.038050
							Mixed Use	3	43,475,000.00	3.71%	103	3.7757	2.360410
Florida	5	81,450,000.00	6.95%	104	3.9456	3.252772
							Mobile Home Park	2	7,800,000.00	0.67%	103	4.2442	1.635131
Illinois	1	4,979,979.72	0.43%	104	3.8400	2.345700
							Multi-Family	49	380,364,393.99	32.48%	102	3.0754	5.617584
Kentucky	7	85,700,000.00	7.32%	102	2.6626	5.727053
							Office	14	417,070,000.01	35.61%	103	3.2413	3.162366
Louisiana	2	12,083,607.79	1.03%	103	4.2420	2.055255
							Retail	8	178,915,055.33	15.28%	104	4.0433	2.711007
Maryland	2	75,400,000.00	6.44%	103	3.6269	3.204255
							Self Storage	17	79,527,203.06	6.79%	98	4.0132	2.243140
Massachusetts	3	26,865,121.18	2.29%	103	3.3799	2.928888
							Totals	102	1,171,121,528.02	100.00%	102	3.4153	3.783318
Michigan	7	76,600,000.00	6.54%	104	3.9905	2.596238

Missouri	2	23,661,445.06	2.02%	102	3.7900	2.192800

Nevada	3	14,469,875.64	1.24%	103	3.9088	1.732779

New Jersey	3	188,500,000.00	16.10%	102	3.2449	3.841984

New York	28	232,084,072.60	19.82%	102	2.9951	5.732258

North Carolina	1	8,250,000.00	0.70%	102	3.7210	3.143300

Ohio	3	22,255,885.89	1.90%	102	4.0491	1.443896

Pennsylvania	7	49,670,000.00	4.24%	103	3.7005	2.010652

Texas	5	49,882,753.91	4.26%	95	3.9350	2.181331

Washington	3	45,001,580.61	3.84%	103	3.7427	2.594354

Totals	102	1,171,121,528.02	100.00%	102	3.4153	3.783318

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.5000% or less	1	50,000,000.00	4.27%	102	2.3150	6.604300	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	2.5001% to 2.7500%	7	99,200,000.00	8.47%	102	2.6214	12.208634	13 months or greater	74	1,171,121,528.02	100.00%	102	3.4153	3.783318
	2.7501% to 3.0000%	10	143,178,628.89	12.23%	102	2.8161	3.614350	Totals	74	1,171,121,528.02	100.00%	102	3.4153	3.783318
	3.0001% to 3.2500%	12	138,434,637.12	11.82%	104	3.1322	3.257031
	3.2501% to 3.5000%	10	227,776,127.98	19.45%	102	3.4692	2.832936
	3.5001% to 3.7500%	12	173,314,875.64	14.80%	103	3.6102	2.688594
	3.7501% to 4.0000%	11	250,429,979.72	21.38%	103	3.9126	2.642923
	4.0001% to 4.2500%	3	27,530,441.52	2.35%	102	4.0813	1.493033
	4.2501% or greater	8	61,256,837.15	5.23%	97	4.5556	1.743662
	Totals	74	1,171,121,528.02	100.00%	102	3.4153	3.783318
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	116.99 months or less	73	1,168,351,652.38	99.76%	102	3.4150	3.786449	Interest Only	47	956,145,000.00	81.64%	102	3.3292	4.190529
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	118 or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	73	1,168,351,652.38	99.76%	102	3.4150	3.786449	119 to 357	20	187,617,219.57	16.02%	103	3.9013	2.006546
								358 to 359	0	0.00	0.00%	0	0.0000	0.000000
								360 to 476	6	24,589,432.81	2.10%	103	3.0431	1.654700
								477 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	73	1,168,351,652.38	99.76%	102	3.4150	3.786449
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		6	184,956,140.00	15.79%	102	3.1936	7.299096	116.99 months or less	1	2,769,875.64	0.24%	103	3.5340	2.462600
	12 months or less	50	924,553,716.62	78.95%	102	3.4859	3.244865	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	18	61,611,671.40	5.26%	103	3.0219	1.309177	Totals	1	2,769,875.64	0.24%	103	3.5340	2.462600
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	74	1,171,121,528.02	100.00%	102	3.4153	3.783318
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310960635	OF	New York	NY	Actual/360	2.792%	157,149.80	0.00	0.00	N/A	01/09/32	--	67,543,860.00	67,543,860.00	07/09/23
1A	453121073				Actual/360	2.792%	98,779.87	0.00	0.00	N/A	01/09/32	--	42,456,140.00	42,456,140.00	07/09/23
2A	310960530				Actual/360	3.490%	159,958.33	0.00	0.00	N/A	12/11/31	--	55,000,000.00	55,000,000.00	07/11/23
2	310960529	MF	Jersey City	NJ	Actual/360	3.490%	159,958.33	0.00	0.00	N/A	12/11/31	--	55,000,000.00	55,000,000.00	07/11/23
3	310958261	OF	Various	Various	Actual/360	3.457%	174,290.42	0.00	0.00	N/A	02/11/32	--	60,500,000.00	60,500,000.00	07/11/23
3A	300802277				Actual/360	3.457%	142,601.25	0.00	0.00	N/A	02/11/32	--	49,500,000.00	49,500,000.00	07/11/23
4A	300802282				Actual/360	3.126%	52,100.00	0.00	0.00	N/A	03/01/32	--	20,000,000.00	20,000,000.00	07/01/23
4	300802280	OF	Irvine	CA	Actual/360	3.126%	208,400.00	0.00	0.00	N/A	03/01/32	--	80,000,000.00	80,000,000.00	07/01/23
5	300802287	RT	Miramar Beach	FL	Actual/360	3.959%	214,445.83	0.00	0.00	N/A	03/01/32	--	65,000,000.00	65,000,000.00	07/01/23
6	453121076	MF	Hoboken	NJ	Actual/360	2.315%	96,458.33	0.00	0.00	N/A	01/01/32	--	50,000,000.00	50,000,000.00	07/01/23
7	326280007	RT	Troy	MI	Actual/360	4.000%	166,666.67	0.00	0.00	N/A	03/01/32	--	50,000,000.00	50,000,000.00	07/01/23
8	310959904	OF	Columbia	MD	Actual/360	3.525%	146,287.50	0.00	0.00	N/A	02/11/32	--	49,800,000.00	49,800,000.00	07/11/23
9	310958779	IN	Various	Various	Actual/360	3.790%	126,333.33	0.00	0.00	N/A	01/11/32	--	40,000,000.00	40,000,000.00	07/11/23
10	326280010	MF	Jersey City	NJ	Actual/360	3.930%	93,337.50	0.00	0.00	N/A	03/01/32	--	28,500,000.00	28,500,000.00	07/01/23
11	300802284	SS	Various	PA	Actual/360	3.717%	80,535.00	0.00	0.00	N/A	03/01/32	--	26,000,000.00	26,000,000.00	07/01/23
12	211004100	MF	Lexington	KY	Actual/360	2.615%	55,786.67	0.00	0.00	N/A	01/01/32	--	25,600,000.00	25,600,000.00	07/01/23
13	310959905	OF	Columbia	MD	Actual/360	3.825%	81,600.00	0.00	0.00	N/A	02/11/32	--	25,600,000.00	25,600,000.00	07/11/23
14	211004101	MF	Lexington	KY	Actual/360	2.615%	52,735.83	0.00	0.00	N/A	01/01/32	--	24,200,000.00	24,200,000.00	07/01/23
15	310959083	OF	Pittsburgh	PA	Actual/360	3.618%	65,335.05	0.00	0.00	N/A	12/11/31	--	21,670,000.00	21,670,000.00	07/11/23
16	610960148	RT	Powell	OH	Actual/360	4.086%	66,425.56	30,003.52	0.00	N/A	01/11/32	--	19,508,241.98	19,478,238.46	07/11/23
17	211004529	MU	New York	NY	Actual/360	3.970%	63,685.42	0.00	0.00	N/A	02/01/32	--	19,250,000.00	19,250,000.00	07/01/23
18	211002505	MF	New York	NY	Actual/360	2.540%	33,866.67	0.00	0.00	N/A	02/01/32	--	16,000,000.00	16,000,000.00	07/01/23
19	211004103	MF	Lexington	KY	Actual/360	2.615%	32,905.42	0.00	0.00	N/A	01/01/32	--	15,100,000.00	15,100,000.00	07/01/23
20	610959824	IN	The Woodlands	TX	Actual/360	3.650%	41,670.83	0.00	0.00	N/A	01/11/32	--	13,700,000.00	13,700,000.00	07/11/23
21	300802285	SS	Various	MI	Actual/360	4.345%	48,157.08	0.00	0.00	N/A	03/01/32	--	13,300,000.00	13,300,000.00	07/01/23
22	326280022	RT	Warren	MI	Actual/360	3.600%	39,900.00	0.00	0.00	N/A	03/01/32	--	13,300,000.00	13,300,000.00	07/01/23
23	300802279	MU	Kent	WA	Actual/360	3.543%	38,382.50	0.00	0.00	N/A	02/01/32	--	13,000,000.00	13,000,000.00	07/01/23
24	300802286	MU	West Covina	CA	Actual/360	3.712%	34,722.67	0.00	0.00	N/A	03/01/32	--	11,225,000.00	11,225,000.00	07/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	470130330	MF	New York	NY	Actual/360	2.810%	25,172.92	0.00	0.00	N/A	02/01/32	--	10,750,000.00	10,750,000.00	07/01/23
26	211003606	RT	Vancouver	WA	Actual/360	4.575%	40,031.25	0.00	0.00	N/A	03/01/32	--	10,500,000.00	10,500,000.00	07/01/23
27	470130250	MF	New York	NY	Actual/360	3.090%	26,582.99	11,552.03	0.00	N/A	02/01/32	--	10,323,491.70	10,311,939.67	07/01/23
28	300802276	MF	Whitman	MA	Actual/360	3.250%	27,083.33	0.00	0.00	N/A	02/01/32	--	10,000,000.00	10,000,000.00	07/01/23
29	211004512	MF	Hartford	CT	Actual/360	4.260%	31,151.25	0.00	0.00	N/A	03/01/32	--	8,775,000.00	8,775,000.00	07/01/23
30	211004784	RT	New Iberia	LA	Actual/360	4.420%	31,934.50	0.00	0.00	N/A	03/01/32	--	8,670,000.00	8,670,000.00	07/01/23
31	410959779	SS	Winston Salem	NC	Actual/360	3.721%	25,581.88	0.00	0.00	N/A	01/11/32	--	8,250,000.00	8,250,000.00	07/11/23
32	211004110	MF	Lexington	KY	Actual/360	2.715%	17,195.00	0.00	0.00	N/A	01/01/32	--	7,600,000.00	7,600,000.00	07/01/23
33	410958442	IN	Las Vegas	NV	Actual/360	3.593%	22,456.25	0.00	0.00	N/A	02/11/32	--	7,500,000.00	7,500,000.00	07/11/23
34	211004074	RT	Houston	TX	Actual/360	4.740%	27,635.80	9,566.80	0.00	N/A	02/01/32	--	6,996,403.95	6,986,837.15	07/01/23
35	211004817	SS	Galveston	TX	Actual/360	5.250%	29,859.38	0.00	0.00	N/A	03/01/27	--	6,825,000.00	6,825,000.00	07/01/23
36	211004108	MF	Lexington	KY	Actual/360	2.715%	14,706.25	0.00	0.00	N/A	01/01/32	--	6,500,000.00	6,500,000.00	07/01/23
37	410960220	SS	Sonora	CA	Actual/360	3.850%	18,528.12	0.00	0.00	N/A	02/11/32	--	5,775,000.00	5,775,000.00	07/11/23
38	470130230	MF	Mt Kisco	NY	Actual/360	2.920%	13,482.41	10,303.79	0.00	N/A	02/01/32	--	5,540,714.95	5,530,411.16	07/01/23
39	410959697	SS	Cantonment	FL	Actual/360	4.067%	17,369.48	0.00	0.00	N/A	02/11/32	--	5,125,000.00	5,125,000.00	07/11/23
40	211004148	RT	Wheaton	IL	Actual/360	3.840%	15,961.28	7,918.82	0.00	N/A	03/01/32	--	4,987,898.54	4,979,979.72	07/01/23
41	470130200	MF	Forest Hills	NY	Actual/360	2.990%	11,007.65	5,075.73	0.00	N/A	01/01/32	--	4,417,784.97	4,412,709.24	07/01/23
42	211004106	MF	Lexington	KY	Actual/360	2.715%	9,502.50	0.00	0.00	N/A	01/01/32	--	4,200,000.00	4,200,000.00	07/01/23
43	211004399	MH	Pahrump	NV	Actual/360	4.720%	16,520.00	0.00	0.00	N/A	02/01/32	--	4,200,000.00	4,200,000.00	07/01/23
44	410959698	SS	Dade City	FL	Actual/360	3.767%	12,556.67	0.00	0.00	N/A	02/11/32	--	4,000,000.00	4,000,000.00	07/11/23
45	410959699	SS	Pensacola	FL	Actual/360	3.893%	12,165.62	0.00	0.00	N/A	02/11/32	--	3,750,000.00	3,750,000.00	07/11/23
46	326280046	MH	Coachella	CA	Actual/360	3.689%	11,067.00	0.00	0.00	N/A	03/01/32	--	3,600,000.00	3,600,000.00	07/01/23
47	410959557	SS	Tavares	FL	Actual/360	3.783%	11,270.19	0.00	0.00	N/A	02/11/32	--	3,575,000.00	3,575,000.00	07/11/23
48	470130360	MF	Forest Hills	NY	Actual/360	3.140%	8,491.63	3,589.66	0.00	N/A	02/01/32	--	3,245,208.82	3,241,619.16	07/01/23
49	470130030	MF	White Plains	NY	Actual/360	2.950%	7,850.57	3,690.47	0.00	N/A	02/01/32	--	3,193,452.05	3,189,761.58	07/01/23
50	410959861	IN	Sparks	NV	Actual/360	3.534%	8,224.94	22,974.30	0.00	N/A	02/11/32	--	2,792,849.94	2,769,875.64	07/11/23
51	410959775	SS	East Lyme	CT	Actual/360	4.075%	9,955.56	4,496.92	0.00	N/A	02/11/32	--	2,931,699.98	2,927,203.06	07/11/23
52	470130140	MF	New York	NY	Actual/360	3.170%	7,198.72	4,864.46	0.00	N/A	02/01/32	--	2,725,068.43	2,720,203.97	07/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
53	470129670	MF	Port Washington	NY	Actual/360	2.970%	6,485.94	4,853.73	0.00	N/A	01/01/32	--	2,620,580.69	2,615,726.96	07/01/23
54	470130270	MF	Forest Hills	NY	Actual/360	3.050%	6,354.17	0.00	0.00	N/A	02/01/32	--	2,500,000.00	2,500,000.00	07/01/23
55	211004111	MF	Lexington	KY	Actual/360	3.515%	7,322.92	0.00	0.00	N/A	01/01/32	--	2,500,000.00	2,500,000.00	07/01/23
56	470130060	MF	Brooklyn	NY	Actual/360	2.820%	5,769.49	2,922.73	0.00	N/A	02/01/32	--	2,455,102.12	2,452,179.39	07/01/23
57	470129690	MF	Rego Park	NY	Actual/360	3.210%	6,509.78	4,315.57	0.00	N/A	02/01/32	--	2,433,562.12	2,429,246.55	07/01/23
58	470129990	MF	New York	NY	Actual/360	2.940%	5,468.39	4,154.23	0.00	N/A	01/01/32	--	2,231,994.79	2,227,840.56	07/01/23
59	470129840	MF	New York	NY	Actual/360	2.950%	4,916.67	0.00	0.00	N/A	01/01/32	--	2,000,000.00	2,000,000.00	07/01/23
60	211004586	MF	Pittsburgh	PA	Actual/360	4.380%	7,300.00	0.00	0.00	N/A	03/01/32	--	2,000,000.00	2,000,000.00	07/01/23
61	470129890	MF	Lynbrook	NY	Actual/360	3.060%	4,952.31	3,544.63	0.00	N/A	01/01/32	--	1,942,082.07	1,938,537.44	07/01/23
62	470129500	MF	New York	NY	Actual/360	3.150%	4,987.50	0.00	0.00	N/A	02/01/32	--	1,900,000.00	1,900,000.00	07/01/23
63	470128340	MF	New York	NY	Actual/360	3.280%	5,193.33	0.00	0.00	N/A	02/01/32	--	1,900,000.00	1,900,000.00	07/01/23
64	470129120	MF	New York	NY	Actual/360	3.390%	4,943.75	0.00	0.00	N/A	02/01/32	--	1,750,000.00	1,750,000.00	07/01/23
65	470129360	MF	Brooklyn	NY	Actual/360	3.100%	4,390.82	3,081.97	0.00	N/A	01/01/32	--	1,699,673.48	1,696,591.51	07/01/23
66	470129650	MF	Great Neck	NY	Actual/360	3.090%	4,376.43	3,086.86	0.00	N/A	01/01/32	--	1,699,585.68	1,696,498.82	07/01/23
67	470129190	MF	Briarwood	NY	Actual/360	3.380%	3,380.00	0.00	0.00	N/A	02/01/32	--	1,200,000.00	1,200,000.00	07/01/23
68	470129710	MF	Brooklyn	NY	Actual/360	3.440%	2,793.50	1,663.52	0.00	N/A	02/01/32	--	974,477.65	972,814.13	07/01/23
69	470129520	MF	New York	NY	Actual/360	3.290%	2,669.82	1,704.23	0.00	N/A	02/01/32	--	973,794.31	972,090.08	07/01/23
70	470129930	MF	New York	NY	Actual/360	3.330%	2,725.80	1,046.82	0.00	N/A	12/01/31	--	982,270.59	981,223.77	07/01/23
Totals							3,333,559.62	144,410.79	0.00				1,171,265,938.81	1,171,121,528.02
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	96,666,529.53	25,357,461.30	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	18,494,137.12	5,189,602.75	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,083,586.91	4,327,172.97	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	17,124,330.21	4,635,873.85	07/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	19,351,705.41	5,033,202.84	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	15,730,846.23	4,810,717.92	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,360,538.00	2,194,488.75	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,251,504.42	1,449,522.79	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,213,578.47	1,257,979.42	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,669,318.85	403,452.76	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,356,090.36	555,548.88	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,185,558.81	895,091.93	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,084,624.12	885,566.79	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,339,173.29	881,610.73	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,355,598.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,648,829.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,515,151.82	361,083.43	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,571,095.63	2,612,677.52	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,244,106.14	339,904.76	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,143,010.49	292,896.82	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,073,952.07	389,148.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,325,622.28	376,626.99	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	908,044.97	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	287,617.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	305,432.80	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	505,445.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,231,013.80	305,230.49	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	756,290.35	0.00	--	--	--	0.00	0.00	0.00	0.00	30,775.15	0.00
30	763,789.83	205,915.55	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	796,833.00	246,431.65	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,231,688.70	336,610.91	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	713,861.50	177,923.59	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	596,420.94	133,503.07	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	528,214.74	127,260.65	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,235,115.05	316,186.99	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	526,817.00	121,714.84	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	259,079.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	479,994.59	99,634.36	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	659,177.48	180,170.38	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	441,002.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	691,089.57	183,090.46	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	6,345.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	424,522.00	109,618.21	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	362,664.15	90,525.71	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	569,322.22	122,582.74	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	324,704.50	90,400.89	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	212,883.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	193,247.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,002,576.21	260,494.90	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	307.55	0.00
51	300,784.41	80,271.66	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	119,690.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
53	126,827.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	126,169.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	270,131.28	74,486.70	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	275,357.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	153,925.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	144,120.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	200,323.61	53,316.53	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	181,710.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	(10,919.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	119,938.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	41,301.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	113,797.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	198,661.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	41,408.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	12,609.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	39,903.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	78,725.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	246,123,062.76	66,778,479.25				0.00	0.00	0.00	0.00	31,082.70	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.415326%	3.393513%	102
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.415340%	3.393523%	103
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.415353%	3.393532%	104
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.415367%	3.393542%	105
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.415379%	3.393550%	106
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.415396%	3.393563%	107
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.415409%	3.393571%	108
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.415421%	3.393580%	109
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.415435%	3.393589%	110
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.415447%	3.393597%	111
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.415460%	3.393607%	112
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.415472%	3.393615%	113
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 - TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		6,825,000	6,825,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,164,296,528	1,164,296,528	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-23	1,171,121,528	1,171,121,528	0	0	0	0
Jun-23	1,171,265,939	1,171,265,939	0	0	0	0
May-23	1,171,401,639	1,171,401,639	0	0	0	0
Apr-23	1,171,545,229	1,171,545,229	0	0	0	0
Mar-23	1,171,680,083	1,171,680,083	0	0	0	0
Feb-23	1,171,839,517	1,171,839,517	0	0	0	0
Jan-23	1,171,973,479	1,171,973,479	0	0	0	0
Dec-22	1,172,107,035	1,172,107,035	0	0	0	0
Nov-22	1,172,248,557	1,172,248,557	0	0	0	0
Oct-22	1,172,381,281	1,172,381,281	0	0	0	0
Sep-22	1,172,522,000	1,172,522,000	0	0	0	0
Aug-22	1,172,653,896	1,172,653,896	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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